Share-Based Compensation	6 Months Ended
Jun. 30, 2026
Share-Based Compensation [Abstract]
Share-based compensation
17.	Share-based compensation

On December 21, 2018, the Group adopted the 2018 Share Incentive Plan (“2018 Plan”).

Under the 2018 Plan, the Board of Directors has approved that a maximum aggregate number of shares that may be issued pursuant to all awards granted under the 2018 Plan shall be 2,231 shares, which was retrospectively restated to reflect the 2025 Share Consolidation.

All stock options granted under the 2018 Plan are not exercisable until the consummation of the Group’s IPO and certain of the option granted to employees are required to render service to the Group in accordance with a stipulated service schedule under which an employee earns an entitlement to vest in 30% of his option grants at the end of each of the first two years and 40% at the end of the third year of completed service.

Prior to the completion of the IPO, the stock options granted to the employees and directors shall be forfeited upon the termination of employment of the employees and directors.

Options granted under the 2018 Plan during the year of 2021, grantees are entitled to vest the option at the end of the first year of completed service.